Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards Close in Time to the Release of Material Nonpublic Information
We did not grant stock options or option-like instruments to any employee during 2024. Except for Mr. Bergman’s ability to make an advance election to receive his annual equity refresh in the form of a stock option grant, we exclusively grant restricted stock units under our compensation program. Accordingly, we do not have a formal policy related to the timing of option awards in relation to the release of material nonpublic information. Awards of restricted stock units are generally granted monthly via unanimous written consent, and occasionally at meetings of our Compensation Committee. The Compensation Committee does not take material nonpublic information into account when determining the timing or terms of awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We did not grant stock options or option-like instruments to any employee during 2024. Except for Mr. Bergman’s ability to make an advance election to receive his annual equity refresh in the form of a stock option grant, we exclusively grant restricted stock units under our compensation program.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, we do not have a formal policy related to the timing of option awards in relation to the release of material nonpublic information. Awards of restricted stock units are generally granted monthly via unanimous written consent, and occasionally at meetings of our Compensation Committee. The Compensation Committee does not take material nonpublic information into account when determining the timing or terms of awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false